As filed with the Securities and Exchange Commission on
                        July 30, 1997

                  Registration No.  33-3446


             SECURITIES AND EXCHANGE COMMISSION
                  WASHINGTON, D. C.  20549


               Post-Effective Amendment No. 8
                         TO FORM S-6


    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                         SECURITIES
     OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


              CHARTER NATIONAL VARIABLE ACCOUNT
                 (Exact Name of Registrant)

           CHARTER NATIONAL LIFE INSURANCE COMPANY
                     (Name of Depositor)

      8301 Maryland Avenue  St. Louis, Missouri   63105
    (Address of Depositor's Principal Executive Offices)

                       (314)  725-7575
     (Depositor's Telephone Number, including Area Code)

                      Richard G. Petitt
           Charter National Life Insurance Company
                    8301 Maryland Avenue
                 St. Louis, Missouri  63105
           (Name and Address of Agent for Service)


                          Copy to:
                    Stephen E. Roth, Esq.
            Sutherland, Asbill & Brennan, L.L.P.
               1275 Pennsylvania Avenue, N. W.
                Washington, D. C.  20004-2404

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration
Statement.

It is proposed that this filing will become effective:

  X   immediately upon filing pursuant to paragraph (b)
      on                      pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(i)
      on         pursuant to paragraph (a)(i)
      75 days after filing pursuant to paragraph (a)(ii)
      on        pursuant to paragraph (a)(ii) of Rule 485


If appropriate check the following box:

     this Post-Effective Amendment designates a new effective date for a previously filed Post Effective Amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of
1940, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933. The
Registrant filed the Rule 24f-2 Notice for the year ended
December 31, 1996 on February 21, 1997.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously filed registration statement Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 of the Charter National Variable Account filed February 27, 1990 (File Nos. 33-3446, 811-
4588), is incorporated by reference herein in its entirety.

The following undertaking is added to Part II, Undertakings:

Charter National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Charter National Life Insurance Company.

                         SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this amended Registration
Statement and has duly caused this amended Registration
Statement to be signed on its behalf in the City of Philadelphia and the State of Pennsylvania, on the 18th day of July, 1997.


                      Charter National Variable Account
                      (Registrant)


(Seal)                Charter National Life Insurance Company
                      (Depositor)


Attest:/s/ Alexis M. Berg        By: /s/ Karen M. Henneberg
       Alexis M. Berg                Karen M. Henneberg
       Vice President,               Assistant Vice President
       General Counsel, Corporate    Compliance
       Secretary & Director


  As required by the Securities Act of 1933 this amended
Registration Statement has been signed by the following persons in their capacities on the dates indicated.

Signature                Title                    Date



/s/ Richard G. Petitt    Chairman of the Board   July 18, 1997
Richard G. Petitt        and Director
                         (Chief Executive Officer)


/s/ Gregory R. Barstead  President and Director  July 18, 1997
Gregory R. Barstead      (Chief Operating Officer)


*                         Director               July 18, 1997
Ian M. Cumming


/s/ Elizabeth A. Clifford Senior Vice President, July 18, 1997
Elizabeth A. Clifford     Controller, Treasurer
                          and Director


Henry H. Wulsin          Director                July 18, 1997

Signature              Title                        Date


/s/ David L. Baxter    Senior Vice President     July 18, 1997
David L. Baxter        and Chief Actuary


*                      Director and Assistant     July 18,1997
Ruth Klindtworth       Secretary


*                      Director                  July 18, 1997
Jesse C. Nichols III


*                      Director                  July 18, 1997
Joseph S. Steinberg


                       Director                  July 18, 1997
Joseph A. Orlando







*Pursuant to Power of Attorney


(Seal)                        Date: July 18, 1997


Attest:/s/ Alexis M. Berg     By: /s/ Karen M. Henneberg
       Alexis M. Berg             Karen M. Henneberg
       Vice President,            Assistant Vice President,
       General Counsel,           Compliance
       Corporate Secretary
       & Director